Variable Interest Entities (Details) - Emera Inc - NSP Maritime Link Inc. [Member] - Available-for-sale Investment and Restricted Cash [Member] - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	$ 510	$ 315
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 67	$ 577